IMPAIRMENT CHARGES (Schedule of Statement of Operation) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment charges and inventory provisioning [Abstract]
Impairment of PP&E (Note 11)		$ 3,772	$ 733	$ 2,508
Impairment of goodwill and other intangible assets (Note 12)		5,833	4,624	3,853
Impairment of prepayments (Note 17)		0	482	583
Impairment of financial assets (Note 13)	$ 1,500	1,500	0	0
Total impairment loss		$ 11,105	$ 5,839	$ 6,944